Fair Value Measurements - Nonrecurring Basis (Details) - Fair value on a nonrecurring basis - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Assets and Liabilities Measured on Recurring or Nonrecurring Basis
Long-lived asset impairment charges		$ 0	$ 0
Adjustment to the carrying value of equity securities using the measurement alternative	$ (22,000,000)	$ 0	$ 0